STOCK-BASED COMPENSATION - Summary of Share-based Compensation Expense (Detail) - Restricted Stock Units (RSUs) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Stock Compensation Expense	$ 2,570	$ 2,050	$ 10,296	$ 4,564
Unrecognized Compensation Cost	$ 26,300		$ 24,272	$ 0
Remaining recognition period (in years)	2 years 2 months 12 days		2 years 7 months 6 days